Restatement of Previously Issued Financial Statements - Schedule of Impact of Restatement on Statements of Cash Flows (Details) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Statement of Cash Flows
Net cash used in operating activities	$ (319,090)	$ (491,670)
Net cash used in investing activities		(402,500,000)
Net cash provided by financing activities		404,071,303
Net change in cash	$ (319,090)	1,079,633
As Previously Reported
Statement of Cash Flows
Net cash used in operating activities		(491,670)
Net cash used in investing activities		(402,500,000)
Net cash provided by financing activities		404,071,303
Net change in cash		$ 1,079,633